Note 6 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Construction in Progress, Gross	$ 934	$ 135
Depreciation	3,700	$ 3,200
Sinton, TX Facility Expansion [Member]
Construction in Progress, Gross	$ 600